Related Party Balances and Transactions - Disclosure of Information About Outstanding Balances (Details) - CAD ($)	Jul. 31, 2018	Jul. 31, 2017
Related Party Balances And Transactions
Balance payable to HDSI	$ 2,916,973	$ 3,297,165